                                                           February 4, 2005
                                                                  Supplement

[MORGAN STANLEY LOGO OMITTED]

            SUPPLEMENT DATED FEBRUARY 4, 2005 TO THE PROSPECTUS OF
                    MORGAN STANLEY FEDERAL SECURITIES TRUST
                            Dated December 30, 2004

     The second paragraph of the section of the Prospectus titled "Fund
Management" is hereby replaced by the following:

     The Fund's portfolio is managed within the Taxable-Fixed Income team.
     Current members of the team include W. David Armstrong, Roberto Sella,
     Sheila Finnerty and Abigail McKenna, Managing Directors of the
     Investment Adviser.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                     37895SPT-01